Employee benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest costs	$ 103	$ 84
Translation adjustment	73	46
Transfers	(27)
Overfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	5,142	2,833
Service costs	16	45
Interest costs	322	325
Benefits paid	(479)	(534)
Effect of changes in the actuarial assumptions	468	(784)
Translation adjustment	246	5
Other	3
Transfers	(1,201)	3,252
Benefit obligation (Plan assets) as at end of the year	4,517	5,142
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest costs	1
Transfers	27
Underfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	608	3,983
Service costs	15	40
Interest costs	103	39
Benefits paid	(126)	(58)
Participant contributions		(30)
Effect of changes in the actuarial assumptions	130	(109)
Translation adjustment	41	(5)
Other	10
Transfers	1,201	(3,252)
Effect of changes in the actuarial assumptions	(836)
Transfer to assets held for sale	(28)
Benefit obligation (Plan assets) as at end of the year	1,118	608
Other Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	1,057	1,427
Service costs	8	13
Interest costs	68	60
Benefits paid	(56)	(57)
Effect of changes in the actuarial assumptions	44	(343)
Translation adjustment	43	(24)
Other	(2)	(19)
Transfer to assets held for sale	(12)
Benefit obligation (Plan assets) as at end of the year	$ 1,150	$ 1,057